UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.4%
	CONSUMER DISCRETIONARY – 7.8%
54,255	Hasbro, Inc.	$4,345,825
58,320	Home Depot, Inc.	7,781,638
75,920	Target Corp.	6,246,698
		18,374,161
	CONSUMER STAPLES – 16.4%
111,741	Altria Group, Inc.	7,001,691
152,496	Coca-Cola Co.	7,074,290
24,175	JM Smucker Co.	3,138,882
61,612	Kimberly-Clark Corp.	8,287,430
71,663	PepsiCo, Inc.	7,344,024
59,631	Philip Morris International, Inc.	5,850,397
		38,696,714
	ENERGY – 5.4%
7,976	California Resources Corp.	8,215
89,145	Occidental Petroleum Corp.	6,100,192
216,040	Spectra Energy Corp.	6,610,824
		12,719,231
	FINANCIALS – 19.7%
148,010	BB&T Corp.	4,924,293
19,842	BlackRock, Inc.	6,757,590
73,995	Crown Castle International Corp. - REIT	6,400,568
116,640	JPMorgan Chase & Co.	6,907,421
39,990	PNC Financial Services Group, Inc.	3,381,954
8,880	Public Storage - REIT	2,449,370
80,105	Realty Income Corp. - REIT	5,007,364
58,640	T. Rowe Price Group, Inc.	4,307,694
104,266	Ventas, Inc. - REIT	6,564,587
		46,700,841
	HEALTH CARE – 11.2%
118,556	AbbVie, Inc.	6,771,919
69,015	Johnson & Johnson	7,467,423
114,822	Merck & Co., Inc.	6,075,232
207,675	Pfizer, Inc.	6,155,487
		26,470,061
	INDUSTRIALS – 11.1%
52,015	3M Co.	8,667,259
116,210	Fastenal Co.	5,694,290
191,443	General Electric Co.	6,085,973
26,737	Lockheed Martin Corp.	5,922,246
		26,369,768

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS – 1.8%
50,328	LyondellBasell Industries N.V. - Class A1	$4,307,070

	TECHNOLOGY – 17.4%
77,767	Analog Devices, Inc.	4,603,029
36,344	Automatic Data Processing, Inc.	3,260,420
252,629	Cisco Systems, Inc.	7,192,348
111,384	Maxim Integrated Products, Inc.	4,096,703
169,938	Microsoft Corp.	9,385,676
169,634	Paychex, Inc.	9,161,932
67,255	QUALCOMM, Inc.	3,439,421
		41,139,529
	UTILITIES – 6.6%
65,454	NextEra Energy, Inc.	7,745,826
129,698	WEC Energy Group, Inc.	7,790,959
		15,536,785
	TOTAL COMMON STOCKS (Cost $215,799,074)	230,314,160

	SHORT-TERM INVESTMENTS – 3.1%
7,425,622	Federated Treasury Obligations Fund, 0.17%[2]	7,425,622

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,425,622)	7,425,622

	TOTAL INVESTMENTS – 100.5% (Cost $223,224,696)	237,739,782
	Liabilities in Excess of Other Assets – (0.5)%	(1,071,586)

	TOTAL NET ASSETS – 100.0%	$236,668,196

REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM Select Income Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 9.0%
$55,163	AmeriCredit Automobile Receivables Trust 2012-3 2.420%, 5/8/2018[1]	$55,276
180,000	Avis Budget Rental Car Funding AESOP LLC 2.630%, 12/20/2021[1,2]	178,914
95,887	CPS Auto Receivables Trust 1.650%, 11/15/2019[1,2]	95,258
199,500	Domino's Pizza Master Issuer LLC 3.484%, 10/25/2045[1,2]	191,917
135,000	Drive Auto Receivables Trust 2016-A 3.170%, 5/15/2020[1,2]	135,568
500,000	Flatiron CLO 2014-1 Ltd. 2.520%, 7/17/2026[1,2,3]	468,376
500,000	Goldentree Loan Opportunities V Ltd. 1.720%, 10/18/2021[1,2,3]	491,775
362,500	Jefferson Mill CLO Ltd. 1.624%, 7/20/2027[1,2,3]	362,414
156,816	Santander Drive Auto Receivables Trust 2015-4 1.200%, 12/17/2018[1]	156,794
56,028	Sonic Capital LLC 5.438%, 5/20/2041[1,2]	57,777
159,574	Spirit Master Funding LLC 5.760%, 3/20/2042[1,2]	166,181
	TAL Advantage V LLC
157,700	2.830%, 2/22/2038[1,2]	148,408
53,206	1.700%, 5/20/2039[1,2]	52,531
250,000	Voya CLO 2014-2 Ltd. 2.620%, 7/17/2026[1,2,3]	240,835

	TOTAL ASSET-BACKED SECURITIES (Cost $2,855,722)	2,802,024

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.5%
195,000	BLCP Hotel Trust 1.786%, 8/15/2029[1,2,3]	188,610
400,000	Citigroup Commercial Mortgage Trust 2013-375P 3.518%, 5/10/2035[2,3]	381,573
65,000	FREMF 2015-K44 Mortgage Trust 3.685%, 1/25/2048[1,2,3]	56,795
150,000	FREMF 2015-K45 Mortgage Trust 3.591%, 4/25/2048[1,2,3]	130,096
156,000	Hilton USA Trust 2013-HLT 3.714%, 11/5/2030[2]	156,201
200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1 4.743%, 1/15/2049[1,3]	192,955
227,000	ML-CFC Commercial Mortgage Trust 2006-3 5.485%, 7/12/2046[1,3]	219,106

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$290,000	MSBAM Commercial Mortgage Securities Trust 2012-CKSV 4.291%, 10/15/2030[2,3]	$288,499
300,000	Resource Capital Corp. 2015-CRE4 Ltd. 1.836%, 8/15/2032[1,2,3]	294,535
113,334	Wells Fargo Commercial Mortgage Trust 2015-C31 4.612%, 11/15/2048[1,3]	107,782

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,053,174)	2,016,152

	CORPORATE BONDS – 79.1%
	COMMUNICATIONS – 14.0%
	AT&T, Inc.
210,000	4.500%, 5/15/2035[1]	207,081
350,000	4.750%, 5/15/2046[1]	341,410
450,000	Bharti Airtel International Netherlands B.V. 5.350%, 5/20/2024[2]	484,373
350,000	CCO Safari II LLC 4.464%, 7/23/2022[1,2]	365,844
202,000	CCOH Safari LLC 5.750%, 2/15/2026[1,2]	209,070
96,000	Discovery Communications LLC 4.900%, 3/11/2026[1]	98,978
	Frontier Communications Corp.
175,000	8.500%, 4/15/2020	181,020
43,000	11.000%, 9/15/2025[1,2]	43,215
250,000	Historic TW, Inc. 9.150%, 2/1/2023	333,547
200,000	Numericable-SFR S.A. 6.250%, 5/15/2024[1,2]	193,900
105,000	Qwest Corp. 7.250%, 10/15/2035[1]	103,634
16,000	T-Mobile USA, Inc. 6.000%, 4/15/2024[1]	16,200
250,000	Telefonica Europe B.V. 8.250%, 9/15/2030	349,554
64,000	Time Warner Cable, Inc. 6.550%, 5/1/2037	70,134
135,000	UPCB Finance VI Ltd. 6.875%, 1/15/2022[1,2]	142,762
	Verizon Communications, Inc.
200,000	7.750%, 12/1/2030	272,680
89,000	6.550%, 9/15/2043	117,233
411,000	5.012%, 8/21/2054	412,327
131,000	4.672%, 3/15/2055	125,760

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$300,000	VTR Finance B.V. 6.875%, 1/15/2024[1,2]	$292,500
		4,361,222
	CONSUMER DISCRETIONARY – 7.1%
125,000	ADT Corp. 6.250%, 10/15/2021	125,625
166,994	American Airlines 2013-2 Class B Pass-Through Trust 5.600%, 7/15/2020[2]	168,664
160,103	British Airways 2013-1 Class B Pass-Through Trust 5.625%, 12/20/2021[2]	162,505
	ERAC USA Finance LLC
200,000	3.800%, 11/1/2025[1,2]	207,506
410,000	4.500%, 2/15/2045[1,2]	403,876
400,000	Ford Motor Credit Co. LLC 5.875%, 8/2/2021	458,456
24,000	McDonald's Corp. 3.700%, 1/30/2026[1]	25,419
	Newell Rubbermaid, Inc.
84,000	4.200%, 4/1/2026[1]	87,868
90,000	5.500%, 4/1/2046[1]	97,776
226,155	U.S. Airways 2013-1 Class A Pass-Through Trust 3.950%, 5/15/2027	232,487
250,000	United Rentals North America, Inc. 5.500%, 7/15/2025[1]	248,697
		2,218,879
	CONSUMER STAPLES – 6.4%
	Anheuser-Busch InBev Finance, Inc.
123,000	3.650%, 2/1/2026[1]	129,349
100,000	4.700%, 2/1/2036[1]	108,070
117,000	4.900%, 2/1/2046[1]	130,755
500,000	CVS Health Corp. 5.125%, 7/20/2045[1]	579,061
200,000	JBS USA LLC / JBS USA Finance, Inc. 5.750%, 6/15/2025[1,2]	175,000
395,000	Kraft Heinz Foods Co. 5.200%, 7/15/2045[1,2]	441,961
145,000	Reynolds American, Inc. 4.450%, 6/12/2025[1]	159,535
275,000	Sysco Corp. 2.600%, 10/1/2020[1]	280,366
		2,004,097

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY – 8.6%
$118,000	Antero Resources Corp. 5.625%, 6/1/2023[1,2]	$108,560
200,000	BG Energy Capital PLC 6.500%, 11/30/2072[1,3]	209,912
250,000	CITGO Petroleum Corp. 6.250%, 8/15/2022[1,2]	241,250
50,000	Columbia Pipeline Group, Inc. 4.500%, 6/1/2025[1,2]	49,647
80,000	ConocoPhillips Co. 4.950%, 3/15/2026[1]	83,515
320,000	Devon Energy Corp. 5.850%, 12/15/2025[1]	308,876
100,000	Energy Transfer Partners LP 5.150%, 3/15/2045[1]	77,736
114,000	Enterprise Products Operating LLC 7.034%, 1/15/2068[1,3]	115,596
87,000	Genesis Energy LP / Genesis Energy Finance Corp. 6.000%, 5/15/2023[1]	76,560
100,000	IFM U.S. Colonial Pipeline 2 LLC 6.450%, 5/1/2021[1,2]	108,601
70,000	Kinder Morgan Energy Partners LP 9.000%, 2/1/2019	79,444
250,000	Kinder Morgan, Inc. 8.050%, 10/15/2030	268,143
79,000	Noble Energy, Inc. 8.250%, 3/1/2019	86,941
150,000	Noble Holding International Ltd. 6.950%, 4/1/2045[1]	84,150
500,000	Petroleos Mexicanos 5.500%, 6/27/2044	415,450
260,000	Regency Energy Partners LP / Regency Energy Finance Corp. 6.500%, 7/15/2021[1]	256,100
125,000	Williams Partners LP / ACMP Finance Corp. 4.875%, 5/15/2023[1]	108,534
		2,679,015
	FINANCIALS – 28.4%
175,000	Allstate Corp. 6.500%, 5/15/2067[1,3]	189,875
70,000	American Financial Group, Inc. 9.875%, 6/15/2019	84,522
325,000	American International Group, Inc. 8.175%, 5/15/2058[1,3]	403,812

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Bank of America Corp.
$170,000	5.875%, 1/5/2021	$194,389
350,000	4.100%, 7/24/2023	368,180
143,000	Bear Stearns Cos. LLC 6.400%, 10/2/2017	152,986
	Citigroup, Inc.
250,000	3.500%, 5/15/2023	249,945
400,000	5.300%, 5/6/2044	418,521
220,000	Credit Agricole S.A. 4.375%, 3/17/2025[2]	215,426
250,000	Deutsche Bank A.G. 4.296%, 5/24/2028[1,3]	214,965
239,000	GE Capital International Funding Co. 2.342%, 11/15/2020[2]	244,841
	Goldman Sachs Group, Inc.
49,000	2.375%, 1/22/2018	49,630
300,000	5.950%, 1/15/2027	343,948
250,000	6.750%, 10/1/2037	298,609
250,000	Goodman Funding Pty Ltd. 6.375%, 4/15/2021[2]	288,972
395,000	HSBC Capital Funding LP 10.176%, 12/29/2049[1,2,3]	582,625
350,000	ING Bank N.V. 4.125%, 11/21/2023[1,3]	350,490
	JPMorgan Chase & Co.
184,000	4.950%, 3/25/2020	203,060
208,000	7.900%, 4/29/2049[1,3]	208,000
	Liberty Mutual Group, Inc.
112,000	7.000%, 3/15/2037[1,2,3]	98,560
250,000	7.800%, 3/15/2037[2]	272,500
200,000	MetLife, Inc. 10.750%, 8/1/2069[1]	304,000
	Morgan Stanley
250,000	5.500%, 7/24/2020	281,077
400,000	4.875%, 11/1/2022	433,378
175,000	5.000%, 11/24/2025	189,388
250,000	5.450%, 7/29/2049[1,3]	236,250
270,000	Prudential Financial, Inc. 5.200%, 3/15/2044[1,3]	260,261
100,000	SAFG Retirement Services, Inc. 8.125%, 4/28/2023	121,415
120,000	Santander UK Group Holdings PLC 2.875%, 10/16/2020	119,391

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$156,000	Synchrony Financial 2.600%, 1/15/2019[1]	$156,333
131,000	Travelers Cos., Inc. 6.250%, 3/15/2037[1,3]	127,725
34,000	Trinity Acquisition PLC 4.400%, 3/15/2026[1]	34,492
250,000	UBS A.G. 7.625%, 8/17/2022	286,333
	Wells Fargo & Co.
350,000	4.480%, 1/16/2024	380,235
250,000	5.875%, 12/29/2049[1,3]	266,950
230,000	Welltower, Inc. 4.250%, 4/1/2026[1]	233,074
		8,864,158
	HEALTH CARE – 4.2%
270,000	Actavis Funding SCS 4.750%, 3/15/2045[1]	283,960
175,000	FreseniU.S. Medical Care U.S. Finance, Inc. 5.750%, 2/15/2021[2]	189,438
400,000	HCA, Inc. 5.375%, 2/1/2025	404,376
40,000	MEDNAX, Inc. 5.250%, 12/1/2023[1,2]	41,600
340,000	Medtronic, Inc. 4.625%, 3/15/2045	380,534
		1,299,908
	INDUSTRIALS – 2.8%
115,000	Case New Holland Industrial, Inc. 7.875%, 12/1/2017	123,625
60,000	CNH Industrial Capital LLC 3.875%, 7/16/2018	59,580
	General Electric Co.
84,000	5.300%, 2/11/2021	97,553
218,000	5.000%, 12/29/2049[1,3]	224,540
100,000	Heathrow Funding Ltd. 4.875%, 7/15/2023[2]	108,155
231,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.375%, 2/1/2022[1,2]	229,349
50,000	Sydney Airport Finance Co. Pty Ltd. 3.375%, 4/30/2025[1,2]	49,508
		892,310

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	MATERIALS – 3.0%
$380,000	BHP Billiton Finance USA Ltd. 6.750%, 10/19/2075[1,2,3]	$380,000
200,000	Corp Nacional del Cobre de Chile 4.500%, 9/16/2025[2]	203,839
65,000	International Paper Co. 5.150%, 5/15/2046[1]	65,421
200,000	Solvay Finance America LLC 3.400%, 12/3/2020[1,2]	203,322
159,000	Teck Resources Ltd. 5.200%, 3/1/2042[1]	87,450
		940,032
	TECHNOLOGY – 1.2%
375,000	QUALCOMM, Inc. 3.450%, 5/20/2025[1]	388,119

	UTILITIES – 3.4%
200,000	AGL Capital Corp. 5.875%, 3/15/2041[1]	228,772
170,000	Black Hills Corp. 3.950%, 1/15/2026[1]	178,261
87,000	Duquesne Light Holdings, Inc. 6.400%, 9/15/2020[2]	99,629
112,000	Electricite de France S.A. 5.250%, 1/29/2049[1,2,3]	102,480
110,000	IPALCO Enterprises, Inc. 3.450%, 7/15/2020[1]	110,413
262,000	NextEra Energy Capital Holdings, Inc. 7.300%, 9/1/2067[1,3]	244,263
110,000	Southern Power Co. 5.250%, 7/15/2043	107,132
		1,070,950
	TOTAL CORPORATE BONDS (Cost $24,817,697)	24,718,690

	MUNICIPAL BONDS – 1.8%
125,000	American Municipal Power, Inc. 6.053%, 2/15/2043	151,771
260,000	State of California 7.550%, 4/1/2039	398,071

	TOTAL MUNICIPAL BONDS (Cost $521,741)	549,842

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2016 (Unaudited)

Principal Amount		Value

	U.S. GOVERNMENT AND AGENCIES – 1.0%
$60,413	Fannie Mae Pool 6.000%, 7/1/2040	$70,376
124,000	United States Treasury Bond 2.875%, 8/15/2045	130,432
121,000	United States Treasury Note 1.375%, 1/31/2021	121,870

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $312,849)	322,678

Number of Shares

	PREFERRED STOCKS – 0.9%
	FINANCIALS – 0.9%
2,800	CoBank ACB[1,2,3]	286,300

	TOTAL PREFERRED STOCKS (Cost $299,688)	286,300

	SHORT-TERM INVESTMENTS – 0.7%
217,655	Federated Treasury Obligations Fund, 0.17%[4]	217,655

	TOTAL SHORT-TERM INVESTMENTS (Cost $217,655)	217,655

	TOTAL INVESTMENTS – 99.0% (Cost $31,078,526)	30,913,341
	Other Assets in Excess of Liabilities – 1.0%	321,131

	TOTAL NET ASSETS – 100.0%	$31,234,472

CFC – Cooperative Finance Corporation
LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $11,482,041.
[3]	Variable, floating, or step rate security.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2016 (Unaudited)

Note 1 – Organization
AAM/Bahl & Gaynor Income Growth Fund (‘‘Bahl & Gaynor Income Growth” or “Bahl & Gaynor Income Growth Fund’’) and AAM Select Income Fund (formerly known as the AAM/Cutwater Select Income Fund) (“Select Income” or “Select Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Bahl & Gaynor Income Growth Fund’s primary investment objective is current and growing income and secondarily long-term capital appreciation. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund’s Class A and Class I shares commenced operations on July 5, 2012. The Fund’s Class C shares commenced operations on January 31, 2013.

The Select Income Fund’s primary investment objective is to seek current income. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund commenced investment operations on April 19, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2016 (Unaudited)

(b) Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

Note 3 – Federal Income Taxes
At March 31, 2016, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Bahl & Gaynor Income Growth Fund	Select Income Fund
Cost of investments	$223,402,058	$31,081,008

Gross unrealized appreciation	$19,886,563	$649,774
Gross unrealized depreciation	(5,548,839)	(817,441)

Net unrealized appreciation (depreciation) on investments	$14,337,724	$(167,667)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2016 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2016, in valuing the Funds’ assets carried at fair value:

Bahl & Gaynor Income Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$230,314,160	$-	$-	$230,314,160
Short-Term Investments	7,425,622	-	-	7,425,622
Total Investments	$237,739,782	$-	$-	$237,739,782

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2016 (Unaudited)

Select Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Asset-Backed Securities	$-	$2,802,024	$-	$2,802,024
Commercial Mortgage-Backed Securities	-	2,016,152	-	2,016,152
Corporate Bonds[1]	-	24,718,690	-	24,718,690
Municipal Bonds	-	549,842	-	549,842
U.S. Government and Agencies	-	322,678	-	322,678
Preferred Stocks	-	286,300	-	286,300
Short-Term Investments	217,655	-	-	217,655
Total Investments	$217,655	$30,695,686	$-	$30,913,341

[1]	For a detailed break-out of common stocks and corporate bonds by major industry classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	5/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	5/27/2016

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/27/2016